UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 01, 2026 to July 31, 2026

Commission File Number of issuing entity:	333-266303-05

Central Index Key Number of issuing entity:	0002044492

Mercedes-Benz Auto Receivables Trust 2025-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-266303

Central Index Key Number of depositor:	0001463814

Mercedes-Benz Retail Receivables LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001540252

Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

33-6416826
(I.R.S. Employer Identification No.)

35555 W. Twelve Mile Rd.
Suite 100
Farmington Hills, Michigan
(Address of principal executive offices of issuing entity)

48331
(Zip Code)

(248) 991-6700
(Telephone number, including area code)

N.A.
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-2A Asset Backed Notes	☐	☐	☒
Class A-2B Asset Backed Notes	☐	☐	☒
Class A-3 Asset Backed Notes	☐	☐	☒
Class A-4 Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2026 a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.

No assets held by issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from July 01, 2026 to July 31, 2026.

Reference is made to the Form ABS – 15G filed by Mercedes-Benz Financial Services USA LLC with the Securities and Exchange Commission on February 02, 2026, and to the information reported for the period indicated in the report regarding any repurchase requests across all trusts for which Mercedes-Benz Financial Services USA LLC is a securitizer (as that term is defined in Section 15G(a) of the Securities Exchange Act of 1934). The CIK number of Mercedes-Benz Financial Services USA LLC is 0001540252.

Item 1A. Asset-Level Information.

Asset-level data for the reporting period covered by this Form 10-D is included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the Securities and Exchange Commission on August 21, 2026 (the “Form ABS-EE”) and is incorporated by reference into this Form 10-D. Additional asset-level information or explanatory language is included in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this Form 10-D.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

102	Asset Data File (Exhibit 102 to Form ABS-EE filed by the issuing entity on August 21, 2026)

103	Asset Related Document (Exhibit 103 to Form ABS-EE filed by the issuing entity on August 21, 2026)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Mercedes-Benz Auto Receivables Trust 2025-1
(Issuing Entity)

By: Mercedes-Benz Financial Services USA LLC
(Servicer)

Date: August 24, 2026	By: /s/ Markus Fickelscher
Markus Fickelscher
Head of Finance, Risk and Governance

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

102	Asset Data File (Exhibit 102 to Form ABS-EE filed by the issuing entity on August 21, 2026)

103	Asset Related Document (Exhibit 103 to Form ABS-EE filed by the issuing entity on August 21, 2026)